Deferred Tax Assets And Deferred Tax Liabilities- Summary of Movements In Deferred Tax Asset (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of movements In Deferred Tax Assets [Line Items]
Credited/(charged) - to profit or loss	¥ (4,157,984)	¥ (318,850)	¥ 1,519,928
Deductible tax losses
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	581,325	1,047,234	841,114
Credited/(charged) - to profit or loss	(386,698)	(465,909)	206,120
Ending balance	194,627	581,325	1,047,234
Provision for asset impairments
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	1,368,693	939,239	769,748
Credited/(charged) - to profit or loss	(381,750)	429,454	169,491
Ending balance	986,943	1,368,693	939,239
Employee benefit payables
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	626,048	563,567	432,919
Credited/(charged) - to profit or loss	125,878	62,481	130,648
Ending balance	751,926	626,048	563,567
Accrued expenses
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	528,660	430,965	625,986
Credited/(charged) - to profit or loss	(39,116)	97,695	(195,021)
Ending balance	489,544	528,660	430,965
Unexercised sharebased payment
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	117,508	75,345	75,801
Credited/(charged) - to profit or loss	(115,688)	42,163	(456)
Ending balance	1,820	117,508	75,345
Guarantee liabilities
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	187,169	60,687	68,479
Credited/(charged) - to profit or loss	487,108	126,482	(7,792)
Ending balance	674,277	187,169	60,687
Advertising and business promotion fees
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	499	559	204,749
Credited/(charged) - to profit or loss	(499)	(60)	(204,190)
Ending balance		499	559
Revenue recognition differences between accounting and tax book [Member]
Disclosure Of movements In Deferred Tax Assets [Line Items]
Credited/(charged) - to profit or loss	1,635,551
Ending balance	1,635,551
Others (Include changes in fair value )
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	151,023	72,960	286,344
Credited/(charged) - to profit or loss	50,875	78,063	(213,384)
Ending balance	201,898	151,023	72,960
Deferred Tax Assets
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	3,560,925	3,190,556	3,305,140
Credited/(charged) - to profit or loss	1,375,661	370,369	(114,584)
Ending balance	¥ 4,936,586	¥ 3,560,925	¥ 3,190,556